Income tax (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended				36 Months Ended	120 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Aggregate undistributed earnings of subsidiaries available for distribution	¥ 17,011,683	¥ 16,010,167			¥ 17,011,683
Dividends	448,534
Deferred tax liabilities accrued for undistributed earnings	¥ 0	¥ 0			0
Effective Income Tax Rate Reconciliation, Deduction, Percent	182.50%	(16.50%)	12.90%
Cayman Islands Tax Information Authority [Member]
Income tax [Line Items]
Withholding taxes	¥ 0
Maximum | Inland Revenue, Hong Kong [Member]
Income tax [Line Items]
PRC withholding tax rate (as a percent)	5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)			25.00%
PRC withholding tax rate (as a percent)	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)	15.00%		15.00%
Term of preferential income tax rate			3 years
China | KNSE
Income tax [Line Items]
Preferential tax rate (as a percent)			10.00%
Term of preferential income tax rate			3 years
Tax reduction available as a percentage of the applicable rate			50.00%
China | State Administration of Taxation, China [Member]
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development			75.00%			50.00%
Operating Loss Carryforwards	¥ 2,248,432				2,248,432
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)	16.50%
Operating Loss Carryforwards	¥ 30,391				30,391
Foreign Tax Authority [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income tax [Line Items]
Income tax rate (as a percent)	17.00%
Beneficial tax rate			5.00%
Operating Loss Carryforwards	¥ 2,721,376				2,721,376
Other countries
Income tax [Line Items]
Operating Loss Carryforwards	¥ 510,456				¥ 510,456
Guangzhou Huaduo [Member] | China | HNTE
Income tax [Line Items]
Beneficial tax rate		15.00%
Guangzhou Huanju Shidai [Member] | China | KNSE
Income tax [Line Items]
Income tax rate (as a percent)		10.00%
Preferential tax rate (as a percent)			10.00%
Guangzhou Juhui Information Technology Co., Ltd. [Member] | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)			12.50%	0.00%
Other PRC Subsidiaries [Member]
Income tax [Line Items]
Income tax rate (as a percent)	25.00%
Guangzhou Huya [Member] | China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)			15.00%
Term of preferential income tax rate			3 years
Huya Technology [Member] | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)		10.00%	0.00%
Guangzhou BaiGuoYuan [Member] | China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)					15.00%
Guangzhou BaiGuoYuan [Member] | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)	12.50%		0.00%
Duowan BVI [Member]
Income tax [Line Items]
Income tax rate (as a percent)		0.00%